PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Finance lease right-of-use assets	$ 5,201	$ 4,650	$ 3,526
Total property, equipment and software	74,606	66,616	64,756
Less: accumulated depreciation and amortization	(57,962)	(51,203)	(38,054)
Construction in progress	597	7	125
Property, equipment and software, net	17,241	15,420	26,827
Computer and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	37,032	30,124	30,585
Vehicle and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	24,577	22,694	22,639
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	4,728	6,199	6,263
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	2,527	2,405	1,191
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	$ 541	$ 544	$ 552